INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

8.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

8.1.  Revenue from contracts with customers

	06/30/2023	06/30/2022	06/30/2021
Sale of goods and services	385,295,414	326,460,004	204,674,072
Royalties	1,247,567	1,995,584	2,023,548
Right of use licenses	32,903,458	—	—
	419,446,439	328,455,588	206,697,620

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 17.

8.2.  Cost of sales

Item	06/30/2023	06/30/2022	06/30/2021
Inventories as of the beginning of the year	78,759,610	39,052,925	29,338,548
Business combination	11,182,602	—	5,611,918
Purchases of the year	233,471,036	229,990,487	112,084,246
Production costs	23,227,844	15,756,739	11,169,890
Foreign currency translation	806,106	2,323,554	(509,874)
Subtotal	347,447,198	287,123,705	157,694,728
Inventories as of the end of the year (*)	(111,990,145)	(78,759,610)	(39,052,925)
Cost of sales	235,457,053	208,364,095	118,641,803

(*) Net of agricultural products.

8.3.  R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2023	06/30/2022	06/30/2021
Amortization of intangible assets	4,804,768	2,348,778	1,138,720
Analysis and storage	52,660	—	—
Commissions and royalties	16,257	57,662	—
Import and export expenses	855	—	5,220
Depreciation of property, plant and equipment	577,785	438,010	454,575
Freight and haulage	17,429	—	2,335
Employee benefits and social securities	4,530,533	1,787,163	1,430,277
Maintenance	452,449	87,707	54,551
Energy and fuel	111,481	59,170	44,518
Supplies and materials	2,924,994	1,533,211	1,401,869
Mobility and travel	243,865	140,179	29,783
Impairment of R&D projects	—	—	51,716
Share-based incentives	136,754	48,934	—
Professional fees and outsourced services	660,887	197,289	235,443
Professional fees related parties	542,551	180,901	691,723
Office supplies	93,623	4,254	5,170
Information technology expenses	31,356	5,325	14,531
Insurance	78,673	12,541	24,439
Depreciation of leased assets	68,321	36,426	23,286
Miscellaneous	74	9,910	9,499
Total	15,345,315	6,947,460	5,617,655

	06/30/2023	06/30/2022	06/30/2021

R&D capitalized (Note 7.8)	10,753,047	5,149,684	3,906,630
R&D profit and loss	15,345,315	6,947,460	5,617,655
Total	26,098,362	12,097,144	9,524,285

8.4.  Expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2023
Amortization of intangible assets	173,032	6,013,633	6,186,665
Analysis and storage	4,496	700,671	705,167
Commissions and royalties	127,771	1,396,750	1,524,521
Import and export expenses	150,402	794,561	944,963
Depreciation of property, plant and equipment	2,161,236	2,094,253	4,255,489
Depreciation of leased assets	468,524	3,029,049	3,497,573
Impairment of receivables	—	1,327,385	1,327,385
Freight and haulage	2,427,296	9,645,962	12,073,258
Employee benefits and social securities	9,973,301	38,030,033	48,003,334
Maintenance	1,195,111	2,067,672	3,262,783
Energy and fuel	967,412	397,305	1,364,717
Supplies and materials	1,075,319	1,047,720	2,123,039
Mobility and travel	90,848	4,140,153	4,231,001
Publicity and advertising	2,528	5,668,569	5,671,097
Contingencies	—	221,008	221,008
Share-based incentives	—	3,278,354	3,278,354
Professional fees and outsourced services	2,629,567	13,498,757	16,128,324
Professional fees related parties	—	277,137	277,137
Office supplies and registrations fees	229,500	833,430	1,062,930
Insurance	230,388	3,006,387	3,236,775
Information technology expenses	11,556	3,087,945	3,099,501
Obsolescence	1,012,788	53,989	1,066,777
Taxes	255,227	11,533,391	11,788,618
Miscellaneous	41,542	858,633	900,175
Total	23,227,844	113,002,747	136,230,591

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2022
Amortization of intangible assets	177,782	1,634,832	1,812,614
Commissions and royalties	165,013	1,661,984	1,826,997
Import and export expenses	241,301	843,383	1,084,684
Depreciation of property, plant and equipment	1,243,606	2,087,389	3,330,995
Depreciation of leased assets	249,230	971,882	1,221,112
Impairment of receivables	—	1,598,042	1,598,042
Freight and haulage	931,592	9,528,553	10,460,145
Employee benefits and social securities	7,750,363	22,980,983	30,731,346
Maintenance	929,600	1,499,107	2,428,707
Energy and fuel	555,066	53,146	608,212
Supplies and materials	773,873	2,103,877	2,877,750
Mobility and travel	60,326	2,399,260	2,459,586
Publicity and advertising	—	4,840,864	4,840,864
Contingencies	—	292,732	292,732
Share-based incentives	—	1,381,811	1,381,811
Professional fees and outsourced services	1,483,627	7,792,707	9,276,334
Professional fees related parties	—	389,714	389,714
Office supplies and registrations fees	197,033	776,542	973,575
Insurance	99,001	1,620,959	1,719,960
Information technology expenses	1,002	1,863,134	1,864,136
Obsolescence	849,641	—	849,641
Taxes	47,296	10,671,564	10,718,860
Miscellaneous	1,387	491,347	492,734
Total	15,756,739	77,483,812	93,240,551

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2021
Amortization of intangible assets	—	1,250,262	1,250,262
Analysis and storage	23,417	123,168	146,585
Commissions and royalties	971,932	996,636	1,968,568
Import and export expenses	70,783	720,888	791,671
Depreciation of property, plant and equipment	1,274,206	1,319,758	2,593,964
Depreciation of leased assets	159,325	644,709	804,034
Impairment of receivables	—	560,931	560,931
Freight and haulage	488,683	3,894,696	4,383,379
Employee benefits and social securities	4,974,759	14,979,262	19,954,021
Maintenance	632,406	586,614	1,219,020
Energy and fuel	336,812	52,710	389,522
Supplies and materials	516,431	203,250	719,681
Mobility and travel	11,225	940,619	951,844
Publicity and advertising	—	2,518,286	2,518,286
Contingencies	—	158,818	158,818
Share-based incentives	—	1,655,135	1,655,135
Professional fees and outsourced services	787,462	7,668,043	8,455,505
Professional fees related parties	—	157,714	157,714
Office supplies and registrations fees	217,146	463,790	680,936
Insurance	79,272	993,738	1,073,010
Information technology expenses	441	1,347,374	1,347,815
Obsolescence	579,832	—	579,832
Taxes	44,228	6,001,292	6,045,520
Miscellaneous	1,530	364,208	365,738
Total	11,169,890	47,601,901	58,771,791

8.5.  Other income or expenses, net

	06/30/2023	06/30/2022	06/30/2021
Net result from commercialization of agricultural products	174,122	(5,536,561)	(1,236,533)
Reimbursements for exports	—	615,840	127,923
Expenses recovery	79,274	616,975	210,472
Other income or expenses, net	831,496	1,023,526	618,779
	1,084,892	(3,280,220)	(279,359)

8.6.  Finance results

	06/30/2023	06/30/2022	06/30/2021
Financial costs
Interest expenses with the Parents (Note 17)	(462,575)	(817,170)	(1,219,776)
Interest expenses	(20,767,168)	(14,135,820)	(17,702,770)
Financial commissions	(2,558,342)	(2,973,207)	(2,317,690)
	(23,788,085)	(17,926,197)	(21,240,236)

Other financial results
Exchange differences generated by assets	(20,410,188)	33,661,590	22,161,855
Exchange differences generated by liabilities	10,890,789	(46,154,598)	(35,541,048)
Changes in fair value of financial assets or liabilities and other financial results	(2,209,036)	2,966,135	(5,057,589)
Net gain of inflation effect on monetary items	438,502	1,646,774	11,824,678
	(11,289,933)	(7,880,099)	(6,612,104)